UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.7%
	Aerospace & Defense: 0.1%
880,178	Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	$881,966	0.1

	Automotive: 5.7%
1,980,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,980,620	0.2
2,962,500	Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,964,352	0.4
2,673,000	Dynacast International LLC,First Lien Term Loan, 4.500%, 01/28/22	2,676,341	0.3
2,086,551	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,981,354	0.2
3,632,201	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,376,130	0.4
1,477,215	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	1,155,921	0.1
11,649,736	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,271,120	1.4
2,500,000	KAR Auction Services, Inc., Term Loan B-3, 4.250%, 03/09/23	2,519,250	0.3
1,748,063	Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	1,754,619	0.2
EUR 1,240,625	Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,386,248	0.2
5,877,938	Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	5,883,187	0.7
3,052,169	NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	3,052,169	0.4
76,644	Service King, New Delayed Draw TL, 4.500%, 08/18/21	76,429	0.0
4,526,294	Service King, Upsized Term Loan B, 4.500%, 08/18/21	4,513,566	0.5
3,407,875	TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	3,424,914	0.4
		48,016,220	5.7

	Beverage & Tobacco: 0.9%
EUR 4,249,627	Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/02/22	4,773,169	0.6
2,484,867	Jacobs Douwe Egberts,TL B-1 USD, 4.250%, 07/02/22	2,494,185	0.3
		7,267,354	0.9

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: 1.8%
3,678,724		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	$3,685,621	0.5
EUR 1,000,000	(1)	Konecranes Terex PLC, Term Loan B Euro, 4.500%, 12/31/22	1,100,954	0.1
1,800,000	(1)	Konecranes Terex PLC, Term Loan B USD, 4.500%, 12/15/22	1,777,500	0.2
859,375		Leighton Services, Term Loan B, 5.500%, 05/21/22	866,895	0.1
1,764,269		Minimax Viking GmbH,Facility B1 Loan, 4.000%, 08/16/20	1,770,885	0.2
3,080,646		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,066,928	0.4
893,820		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	893,262	0.1
2,000,000		Quikrete Holdings, Term Loan B, 4.000%, 09/26/20	2,002,708	0.2
			15,164,753	1.8

		Business Equipment & Services: 10.2%
6,304,320		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,272,798	0.7
12,090,875		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	12,043,648	1.4
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,769,500	0.3
7,173,987		AlixPartners LLP,Term Loan B, 4.500%, 07/28/22	7,206,866	0.9
1,950,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,947,563	0.2
1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,288,625	0.2
1,488,750		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,458,975	0.2
7,384,914		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,278,756	0.9
2,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	2,234,074	0.3
1,631,261		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,574,167	0.2
3,000,000		First Data Corporation, 2021 Dollar Term Loan, 4.673%, 03/24/21	3,014,064	0.4
3,825,000	(1)	First Data Corporation, Term Loan July 2022 Add-On, 4.423%, 07/08/22	3,837,638	0.5
3,079,081		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,555,637	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	$1,825,000	0.2
4,958,875	(1)	Knowledge Universe Education, LLC,First Lien Term Loan, 6.000%, 08/13/22	4,958,875	0.6
2,922,937		Learning Care Group, Term Loan, 5.000%, 05/01/21	2,922,938	0.3
3,383,987		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,378,346	0.4
2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,982,500	0.2
2,561,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	1,933,555	0.2
2,250,000		Solera Management, USD Term Loan B, 5.750%, 03/01/23	2,268,884	0.3
4,824,281		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	3,438,304	0.4
2,300,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,270,750	0.1
4,314,737		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,250,016	0.5
576,573		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	577,293	0.1
2,476,927		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,480,024	0.3
140,516		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	139,638	0.0
802,359		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	797,344	0.1
			85,705,778	10.2

		Cable & Satellite Television: 4.2%
3,600,000		Charter Communications Operating, LLC, TLI, 3.500%, 01/24/23	3,622,500	0.4
3,280,613		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,253,276	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	240,417	0.0
987,332		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	937,965	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
EUR 1,000,000		Numericable (YPSO France SAS), Term Loan B7 EUR, 4.500%, 04/12/23	$1,118,492	0.1
2,150,000		Numericable (YPSO France SAS), Term Loan B7 USD, 5.000%, 01/08/24	2,160,079	0.3
2,985,000		Numericable (YPSO France SAS),USD Add On, 4.563%, 07/27/22	2,988,033	0.4
7,147,503		RCN Cable, Term Loan B, 4.250%, 02/25/20	7,167,609	0.9
1,300,000	(1)	Telenet Group Holding NV, TLAD, 4.250%, 05/03/24	1,307,312	0.1
GBP 2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	3,973,418	0.5
8,124,208		Wideopenwest Finance, LLC,TLB, 4.500%, 04/01/19	8,128,441	1.0
			34,897,542	4.2

		Chemicals & Plastics: 5.5%
1,574,125		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,572,157	0.2
816,733		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	815,712	0.1
999,907		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	1,001,157	0.1
1,695,750		Azelis, TL B USD, 6.500%, 11/30/22	1,710,588	0.2
2,575,709		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,569,270	0.3
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	962,500	0.1
1,000,000		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 03/31/21	995,000	0.1
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,865,000	0.2
3,845,967		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	3,775,458	0.4
635,783		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	623,067	0.1
4,974,962		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	4,980,405	0.6
EUR 1,950,000		Inovyn Finance plc, TL B, 6.250%, 05/18/21	2,187,297	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
4,000,000	(1)	Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	$3,962,500	0.5
1,777,500		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 5.500%, 06/07/20	1,776,833	0.2
832,319		MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	831,712	0.1
EUR 825,000	(1)	Novacap, EUR TLB, 5.673%, 04/28/23	926,733	0.1
1,821,012		Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,827,841	0.2
2,286,375		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,260,653	0.3
765,000		PQ Corporation, Dollar Term Loan, 5.750%, 11/05/22	772,969	0.1
2,125,604	(1)	Royal Adhesives & Sealants,First Lien Term Loan, 4.500%, 06/19/22	2,127,995	0.3
325,000		Royal Adhesives & Sealants,Second Lien Term Loan, 8.500%, 06/19/23	311,797	0.0
3,644,500		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,624,000	0.4
3,950,000		Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	3,964,813	0.5
998,938		Zep Inc, Term Loan, 5.500%, 06/26/22	1,002,997	0.1
			46,448,454	5.5

		Clothing/Textiles: 0.7%
4,938,071		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	4,952,885	0.6
673,816		Vince, LLC, Term Loan, 5.750%, 11/27/19	630,018	0.1
			5,582,903	0.7

		Conglomerates: 1.0%
2,955,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,888,512	0.3
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	459,000	0.1
3,145,754		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	3,165,396	0.4
1,917,111		Waterpik, First Lien, 5.750%, 07/08/20	1,913,118	0.2
			8,426,026	1.0

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: 2.9%
5,688,033	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	$5,701,070	0.7
630,000	Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	622,125	0.1
1,000,000	Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	1,003,875	0.1
72,615	Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	72,796	0.0
372,885	Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	373,818	0.1
2,455,817	Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,449,063	0.3
924,384	Milacron LLC, Term Loan, 4.250%, 09/28/20	925,539	0.1
1,990,766	Otter Products, Term Loan B, 5.750%, 06/03/20	1,682,197	0.2
1,218,875	Peacock Engineering Company, LLC,First Lien Term Loan Facility, 5.250%, 07/29/22	1,212,272	0.2
1,991,691	Prolampac Intermediate Inc,First Lien Term Facility, 5.750%, 08/18/22	1,980,488	0.2
2,000,000	Reynolds Group Holdings Inc, USD Term Loan, 4.500%, 12/01/18	2,009,886	0.2
2,673,000	SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,680,728	0.3
EUR 3,000,000	Verallia,EUR TL, 5.000%, 10/31/22	3,369,505	0.4
		24,083,362	2.9

	Diversified Insurance: 7.2%
3,875,752	Acrisure, LLC, First Lien Term Loan, 6.500%, 05/19/22	3,852,691	0.5
6,952,487	Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/12/22	6,915,987	0.8
950,000	AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	954,750	0.1
7,014,259	AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,045,570	0.8
4,494,427	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	4,496,302	0.5
1,890,671	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,885,945	0.2
2,942,625	AssuredPartners, Inc., 1st Lien Term Loan, 5.750%, 10/21/22	2,949,982	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Diversified Insurance: (continued)
9,716,252		Hub International Limited, Term Loan B, 4.250%, 10/02/20	$9,643,380	1.2
6,972,393		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	6,938,619	0.8
3,302,303		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,259,647	0.4
7,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,643,250	0.9
4,976,034		USI, Inc., Term Loan, 4.250%, 12/27/19	4,956,752	0.6
			60,542,875	7.2

		Drugs: 0.6%
931,251		Akorn, Inc., Term Loan, 5.250%, 04/16/21	934,743	0.1
984,490		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	984,490	0.1
3,291,750		Endo Pharmaceuticals Holdings Inc.,Term loan B, 3.750%, 09/26/22	3,252,368	0.4
			5,171,601	0.6

		Ecological Services & Equipment: 1.5%
5,140,247		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,619,797	0.6
6,502,183		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,495,070	0.8
1,237,500		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,245,234	0.1
			12,360,101	1.5

		Electronics/Electrical: 18.9%
3,915,475		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	3,913,028	0.5
2,883,648		Active Network, Inc., First Lien Term Loan, 5.500%, 11/13/20	2,815,161	0.3
2,646,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,632,770	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	684,250	0.1
1,801,630	(2)	Aspect Software, Inc., Term Loan, 12.327%, 05/07/16	1,792,622	0.2
9,000,000		Avago Technologies, Term Loan B, 4.250%, 02/01/23	9,032,499	1.1
1,925,000		Avast Software,Term Loan, 4.250%, 03/20/20	1,929,412	0.2
6,759,379		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,381,982	0.8
5,494,894		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/20/22	5,484,591	0.6

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
5,435,938	(1)	BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	$4,865,165	0.6
3,811,750		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,602,104	0.4
8,776,658		Dell International LLC,Term B Loans, 4.000%, 04/29/20	8,779,405	1.0
2,203,601		ECI, Term Loan B, 5.750%, 05/28/21	2,206,355	0.3
3,473,750		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	3,410,788	0.4
3,558,030		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,549,135	0.4
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	951,206	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/06/20	956,697	0.1
9,031,780		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,071,294	1.1
5,781,004		Hyland Software, Inc.,1st Lien Term Loan, 4.750%, 07/01/22	5,794,555	0.7
1,500,000		Hyland Software, Inc.,2nd Lien Term Loan, 8.250%, 06/30/23	1,457,500	0.2
1,840,126		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,809,303	0.2
6,069,500		Informatica Corporation,Term Loan B, 4.250%, 08/05/22	6,017,909	0.7
8,863,008		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	8,878,935	1.1
1,346,625		Linxens,TL B-1 USD, 5.000%, 10/16/22	1,343,258	0.2
1,802,776		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,811,790	0.2
1,375,000		Micron Technology, Inc., Term Loan B, 6.673%, 04/20/22	1,390,183	0.2
2,592,232		Microsemi Corporation, Term Loan B, 5.250%, 01/15/23	2,621,664	0.3
2,025,895		NXP Semiconductors, Tranche B Loan, 3.750%, 12/07/20	2,035,867	0.2
2,332,480		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,299,681	0.3
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	527,084	0.1
4,050,000		ON Semiconductor Corporation, Term Loan B, 5.250%, 03/31/23	4,087,969	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
6,161,498	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	$5,899,634	0.7
4,877,237	Riverbed Technology, Inc., First Lien Term Loan, 5.750%, 04/24/22	4,902,004	0.6
996,273	Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	990,669	0.1
3,934,937	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,197,136	0.4
5,000,000	SolarWinds Holdings, Inc., Term Loan, 6.500%, 01/31/23	5,017,190	0.6
3,531,614	SS&C Technologies Inc.,TLB-1, 4.000%, 07/06/22	3,549,587	0.4
485,490	SS&C Technologies Inc.,TLB-2, 4.000%, 07/06/22	487,961	0.1
5,089,309	TTM Technologies, Term Loan B, 6.000%, 05/31/21	5,025,693	0.6
11,500,000	Western Digital, USD Term Loan B, 6.250%, 04/29/23	11,498,206	1.4
5,331,818	Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,361,479	0.6
		158,063,721	18.9

	Equity REITs and REOCs: 0.4%
3,150,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	3,167,064	0.4

	Financial Intermediaries: 3.1%
1,975,000	Duff & Phelps, Add On Term Loan, 4.750%, 04/23/20	1,970,886	0.2
3,685,842	Duff & Phelps, Add-On Term Loan, 4.750%, 04/23/20	3,688,146	0.5
6,982,500	First Eagle Investment Management, Inc., TLB, 4.750%, 12/01/22	6,973,772	0.8
5,383,638	LPL Holdings, Inc., TL B New, 4.750%, 11/20/22	5,400,462	0.7
1,236,750	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,176,845	0.1
3,500,000	NorthStar Asset Management, Term Loan B, 4.625%, 01/31/23	3,491,250	0.4
3,017,471	Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	3,022,501	0.4
		25,723,862	3.1

	Food Products: 5.3%
5,234,184	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,248,673	0.6

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
4,000,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	$4,015,000	0.5
1,968,849	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,968,849	0.2
490,000	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	471,013	0.0
6,435,135	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	6,419,047	0.8
4,030,061	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	3,930,990	0.5
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	2,787,332	0.3
4,678,994	Hostess,First Lien Term Loan, 4.500%, 08/03/22	4,699,464	0.6
5,985,000	JBS USA, Inc. (FKA Swift),TLB, 4.000%, 10/30/22	5,982,456	0.7
5,141,667	Keurig Green Mountain, Inc., USD Term Loan B, 5.250%, 03/03/23	5,166,306	0.6
3,913,439	NPC International , Term Loan, 4.750%, 12/28/18	3,918,330	0.5
		44,607,460	5.3

	Food Service: 2.3%
4,738,226	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	4,635,170	0.5
2,264,615	Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	2,286,791	0.3
4,008,238	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	3,832,877	0.5
8,436,345	Restaurant Brands International (F.K.A. Burger King Corporation),TL B, 3.750%, 12/12/21	8,466,226	1.0
		19,221,064	2.3

	Food/Drug Retailers: 2.3%
845,968	Albertsons LLC, Term Loan B3, 5.125%, 08/25/19	847,753	0.1
4,851,000	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,867,843	0.6
1,220,000	NBTY, Inc., USD Term Loan B, 5.000%, 05/09/23	1,228,082	0.2
2,460,025	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,450,800	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food/Drug Retailers: (continued)
775,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	$740,125	0.1
6,664,562	(1)	Supervalu, Term Loan, 5.500%, 03/21/19	6,672,373	0.8
2,057,494		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,058,780	0.2
			18,865,756	2.3

		Forest Products: 0.2%
1,650,000		Blount International, Inc., Term Loan B USD, 7.250%, 03/31/23	1,672,687	0.2

		Health Care: 15.5%
2,294,250		Acadia, New Term Loan B, 4.500%, 02/16/23	2,309,066	0.3
1,625,886		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,489,718	0.2
7,900,362		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	7,837,160	0.9
1,000,000		ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/09/23	1,005,313	0.1
2,520,834		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,356,980	0.3
6,603,053		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	6,633,487	0.8
5,609,398		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	5,621,671	0.7
6,974,422		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	6,882,011	0.8
1,687,250		Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,693,577	0.2
6,275,688		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	6,273,071	0.7
2,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,950,000	0.2
987,469		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	720,852	0.1
3,691,562		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	3,618,887	0.4
3,523,227		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	3,317,706	0.4
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,225,000	0.3
7,037,949		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	7,058,478	0.8
5,764,458		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	5,471,433	0.7

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
6,636,235		Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	$6,644,530	0.8
1,655,660		Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,662,904	0.2
1,719,138		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	1,724,644	0.2
774,436		NAPA, First Lien Term Loan, 6.000%, 04/10/23	779,760	0.1
2,832,579		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,831,397	0.3
2,164,213		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,138,963	0.3
4,205,910		Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	4,218,002	0.5
2,947,500		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,945,658	0.3
750,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	712,500	0.1
1,425,000		Precyse, First lien term loan, 6.500%, 10/19/22	1,428,563	0.2
2,300,000		Quorum Health, Term B, 6.750%, 04/29/22	2,302,157	0.3
2,915,891	(1)	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	2,930,470	0.3
2,100,000		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	2,117,010	0.3
5,254,568		Sivantos (Siemens Audiology),TL B USD, 4.250%, 01/17/22	5,251,284	0.6
4,900,375		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	4,900,375	0.6
5,794,769		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	5,814,691	0.7
1,089,000		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,089,454	0.1
5,985,000		U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	5,945,098	0.7
4,820,427		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.000%, 04/01/22	4,766,197	0.6
2,150,000		Vizient, Inc., Term loan B, 6.250%, 02/15/23	2,171,947	0.3
EUR 798,000		VWR International Inc., Euro Term Loan B, 4.000%, 01/25/22	893,999	0.1
			129,734,013	15.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Home Furnishings: 2.2%
1,815,000	ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 5.500%, 04/21/22	$1,836,836	0.2
9,031,161	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,061,497	1.1
3,315,938	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,307,647	0.4
1,119,691	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/20/17	1,116,892	0.1
885,444	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	866,075	0.1
2,475,000	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,341,969	0.3
		18,530,916	2.2

	Industrial Equipment: 4.2%
2,256,452	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,059,013	0.3
5,447,662	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,361,409	0.6
946,110	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	947,589	0.1
102,669	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	102,830	0.0
288,733	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	289,184	0.0
4,365,857	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,251,253	0.5
664,656	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	665,819	0.1
6,101,105	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,657,506	0.7
1,193,765	Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	1,192,272	0.2
388,589	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	388,103	0.1
1,045,000	MKS Instruments, Term Loan B, 4.750%, 04/19/23	1,056,103	0.1
7,056,557	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	7,031,195	0.8
3,000,000	Sensus Metering Systems Inc., New Term Loan, 6.500%, 04/05/23	3,007,500	0.4
575,266	VAT Holding,Term Loan B, 4.250%, 02/11/21	569,992	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
1,886,674	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	$1,886,674	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	312,000	0.0
		34,778,442	4.2

	Leisure Goods/Activities/Movies: 4.0%
7,368,750	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,103,844	0.8
650,000	Cirque Du Soleil,Second Lien Term Loan, 9.250%, 07/10/23	596,524	0.1
5,749,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	5,689,381	0.7
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,923,334	0.2
2,233,482	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,234,181	0.3
8,273,152	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,228,336	1.0
2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	1,923,750	0.2
5,784,497	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	5,647,115	0.7
		33,346,465	4.0

	Lodging & Casinos: 6.3%
9,848,204	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,555,495	1.2
1,070,474	American Casino and Entertainment Properties LLC,Term Loan, 4.750%, 07/07/22	1,078,502	0.1
4,362,205	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/20/21	4,391,514	0.5
1,047,413	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,050,687	0.1
5,857,203	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/16/20	5,885,271	0.7
843,625	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	846,437	0.1
2,942,860	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,769,967	0.3
1,426,031	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,431,379	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
3,327,406		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	$3,339,884	0.4
798,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	754,110	0.1
3,442,983		La Quinta, First Lien Term Loan, 3.750%, 04/14/21	3,409,607	0.4
4,344,495		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,311,911	0.5
1,975,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,961,422	0.3
8,218,255		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	8,243,938	1.0
3,487,397		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,514,096	0.4
			52,544,220	6.3

		Mortgage REITs: 1.0%
5,314,862		DTZ,First Lien Term Loan B, 4.250%, 11/04/21	5,310,435	0.6
3,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,880,000	0.4
			8,190,435	1.0

		Nonferrous Metals/Minerals: 0.5%
3,179,418		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	2,389,864	0.3
1,985,000		Novelis Inc.,Term Loan B, 4.000%, 06/02/22	1,982,022	0.2
			4,371,886	0.5

		Oil & Gas: 2.1%
2,113,710		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	1,870,633	0.2
1,766,118		Chelsea Petroleum Products I, LLC,Term Loan, 5.250%, 10/28/22	1,761,702	0.2
895,498		CITGO, Term Loan B, 4.500%, 07/29/21	889,901	0.1
2,416,471		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,359,080	0.3
3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	931,886	0.1
6,610,500		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	3,900,195	0.5
2,000,000		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	1,765,626	0.2
1,271,860	(1)	Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,081,081	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
2,000,000	(1)	Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/01/21	$1,638,750	0.2
361,989		Southcross Holdings L.P., Exit Term Loan, 0.673%, 04/14/23	300,451	0.0
1,467,133		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	1,455,213	0.2
			17,954,518	2.1

		Publishing: 2.3%
3,873,059		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	3,873,663	0.5
131,328		HIBU PLC (fka Yell Group PLC), Facility A2, 5.673%, 03/03/19	383,696	0.0
3,000,000		McGraw Hill Global Education, Term Loan B, 5.000%, 05/02/22	3,018,750	0.3
3,372,000		Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 05/29/22	3,119,100	0.4
1,255,970		Nelson Canada, 10% Reinstated 1st Lien TL, 0.673%, 10/01/20	565,186	0.1
3,691,114		Penton Media, Inc, First Lien, 4.750%, 09/30/19	3,698,035	0.4
1,087,509		Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,075,275	0.1
3,898,250		Tribune Company,Term Loan B, 3.750%, 12/31/20	3,911,212	0.5
			19,644,917	2.3

		Radio & Television: 3.3%
5,122,611		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,646,659	0.4
6,921,330		iHeartCommunications, Inc., Term Loan E, 8.173%, 07/30/19	5,329,424	0.6
2,546,519	(1)	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/01/20	2,552,886	0.3
2,939,876		Media General, Inc., DDTerm Loan-B, 4.000%, 07/31/20	2,943,918	0.4
1,589,239		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,543,549	0.2
4,544,242		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,547,486	0.5
7,201,195		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,210,837	0.9
			27,774,759	3.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): 11.2%
1,417,375		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	$1,398,772	0.2
7,521,743		Academy Ltd.,Term Loan, 5.000%, 07/01/22	7,307,057	0.9
EUR 3,729,551		Action Holding B.V., TL B, 5.423%, 02/15/22	4,206,744	0.5
5,968,876		Ascena Retail Group, Inc.,TLB, 5.250%, 08/21/22	5,778,618	0.7
4,982,406		Bass Pro Group, LLC, Term Loan B, 4.000%, 06/05/20	4,920,126	0.6
4,488,750		Belk, 1st Lien Term Loan, 5.750%, 12/12/22	3,669,553	0.4
8,410,174		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,378,636	1.0
3,980,947		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	3,866,494	0.5
3,650,000		FullBeauty Brands (F.K.A. OneStopPlus), 1st Lien TL, 5.750%, 10/14/22	3,507,424	0.4
5,579,935		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,618,297	0.7
1,152,074		Hudson's Bay Company,TL-B, 4.750%, 09/30/22	1,156,934	0.1
1,960,000		J. Crew, Term Loan B, 4.000%, 03/05/21	1,466,499	0.2
2,000,000	(1)	Lands' End, Inc., TLB, 4.250%, 04/04/21	1,697,500	0.2
4,500,528		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,491,153	0.5
4,298,094	(1)	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	4,108,260	0.5
6,698,732		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	6,156,557	0.7
4,550,353		Party City Holdings Inc,TL-B, 4.250%, 08/19/22	4,549,784	0.6
5,785,500		Petco Animal Supplies, Inc., TL-B1, 5.750%, 01/31/23	5,834,573	0.7
11,880,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,894,850	1.4
989,848		rue21 inc., Term Loan B, 5.625%, 10/10/20	618,655	0.1
3,191,329		Savers, Term Loan B, 5.000%, 07/09/19	2,747,202	0.3
			93,373,688	11.2

		Surface Transport: 1.3%
2,175,513		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,107,528	0.2
800,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	704,000	0.1
2,537,250		Navistar Inc.,Term Loan B, 6.500%, 08/07/20	2,411,973	0.3

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Surface Transport: (continued)
1,719,658	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	$1,659,470	0.2
1,197,000	Quality Distribution,First Lien Term Loan, 5.750%, 08/18/22	1,089,270	0.1
690,231	V.Group, Term Loan B, 4.750%, 06/30/21	688,505	0.1
2,094,750	XPO Logistics, Term Loan B, 5.500%, 10/31/21	2,115,044	0.3
		10,775,790	1.3

	Telecommunications: 10.3%
EUR 1,865,625	Altice International S.A.,EUR Add On, 4.500%, 07/17/22	2,093,951	0.2
3,367,309	Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	3,109,148	0.4
4,950,964	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,963,960	0.6
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,715,437	0.2
6,739,611	Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	6,723,463	0.8
3,364,262	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,674,588	0.3
7,654,121	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	5,610,471	0.7
1,890,500	CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	1,896,015	0.2
10,024,250	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	9,958,471	1.2
3,880,675	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/23/20	3,890,377	0.5
562,836	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	551,579	0.1
3,220,935	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,005,535	0.4
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,428,000	0.2
3,125,464	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	3,126,858	0.4
5,500,000	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	5,511,456	0.7
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,310,637	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
4,721,166	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	$4,731,944	0.6
1,184,770	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,130,714	0.1
4,937,003	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,770,636	0.4
2,892,750	T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	2,915,713	0.3
5,845,838	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,587,645	0.7
3,500,000	Windstream Corporation, Term Loan B-6, 5.750%, 04/01/21	3,518,960	0.4
2,873,906	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,874,265	0.3
2,737,695	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	2,745,517	0.3
		85,845,340	10.3

	Utilities: 1.7%
2,995,000	(1) Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	2,991,879	0.4
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 12/19/16	1,030,858	0.1
2,431,625	Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,176,305	0.3
1,969,697	TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,895,833	0.2
1,596,000	RISEC, Term Loan, 5.750%, 12/19/22	1,588,020	0.2
2,073,750	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,993,392	0.2
2,501,976	TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,507,188	0.3
		14,183,475	1.7

	Total Senior Loans
	(Cost $1,205,230,850)	1,176,919,413	140.7

OTHER CORPORATE DEBT: –%
	Publishing: –%
645,834	& HIBU PLC (fka Yell Group PLC), Facility B2, 0.673%, 03/03/24	–	0.0

	Total Other Corporate Debt
	(Cost $436,063)	–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
154	@	AR Broadcasting (Warrants)	$–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
3,160	@	Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	3,835,944	0.5
246,734	@	Eagle Topco 2013 LTD	–	0.0
60,946	@	Everyware Global, Inc.	441,859	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	–	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	–	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	–	0.0
291	@,R	Lincoln Paper & Tissue, LLC	–	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	–	0.0
205,396	@	Longview Power, LLC	1,026,980	0.1
75,853	@	Millennium Health LLC	293,930	0.0
209,262		Nelson Education Ltd.	41,852	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
407	@	Southcross Holdings G.P.	–	0.0
407	@	Southcross Holdings L.P.- Class A	122,100	0.0
	Total Equities and Other Assets
	(Cost $9,775,981)		5,762,665	0.7

	Total Investments (Cost $1,215,442,894)		$1,182,682,078	141.4
	Liabilities in Excess of Other Assets		(346,157,488)	(41.4)
	Net Assets		$836,524,590	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

EUR	EU Euro
GBP	British Pound

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,215,465,528.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,975,902
Gross Unrealized Depreciation	(38,759,352)

Net Unrealized Depreciation	$(32,783,450)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$5,762,665	$–	$5,762,665
Other Corporate Debt	–	–	–	–
Senior Loans	–	1,176,919,413	–	1,176,919,413
Total Investments, at fair value	$–	$1,182,682,078	$–	$1,182,682,078
Other Financial Instruments+
Forward Foreign Currency Contracts	–	334,277	–	334,277
Total Assets	$–	$1,183,016,355	$–	$1,183,016,355
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(200)	$–	$(200)
Forward Foreign Currency Contracts	–	(25,762)	–	(25,762)
Total Liabilities	$–	$(25,962)	$–	$(25,962)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2016, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	18,096,000	Sell	06/23/16	$20,483,366	$20,149,089	$334,277
State Street Bank	British Pound	2,732,600	Sell	06/23/16	3,932,564	3,958,326	(25,762)
							$308,515

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

The following unfunded commitments were outstanding as of May 31, 2016:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$159,734	$(200)	$(200)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Location on Statement
	of Assets and Liabilities	Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$334,277
Total Asset Derivatives		$334,277

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$25,762
Total Liability Derivatives		$25,762

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

State Street Bank
Assets:
Forward foreign currrency contracts	$334,277
Total Assets	$334,277

Liabilities:
Forward foreign currency contracts	$25,762
Total Liabilities	$25,762

Net OTC derivative instruments by counterparty, at fair value	$308,515

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$308,515

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016